Income Taxes - Reconciliation of Statutory U.S. Federal Rate to The Company's Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Percent of pre-tax income:
United States federal statutory income tax rate	21.00%	21.00%
State taxes, net of federal benefit	(0.40%)	(1.30%)
Permanent items	0.20%
Research and development credit	3.20%	0.90%
Stock-based compensation costs	(4.20%)	(3.70%)
Other	(0.70%)	0.80%
Change in valuation allowance	(19.10%)	(17.50%)
Effective income tax rate		0.20%